SCHEDULE OF BANK BORROWINGS (Details) - Loans Payable [Member]		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Short-Term Debt [Line Items]
Total bank loans		$ 11,848,654	$ 10,574,694	¥ 80,700,000	¥ 75,700,000
Less: current portion		11,848,654	7,501,467	80,700,000	53,700,000
Long-term loans			$ 3,073,227		22,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Total bank loans	[1]			1,450,000	1,450,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[1]	Mar. 18, 2024	Mar. 18, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[1]	Mar. 18, 2027	Mar. 18, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Total bank loans	[2]			5,500,000	5,500,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[2]	Mar. 19, 2024	Mar. 19, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[2]	Mar. 19, 2027	Mar. 19, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Total bank loans	[3]			5,250,000	5,250,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[3]	Mar. 19, 2024	Mar. 19, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[3]	Mar. 19, 2027	Mar. 19, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Total bank loans	[4]				5,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[4]	Mar. 20, 2024	Mar. 20, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[4]	Jul. 01, 2025	Jul. 01, 2025
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Total bank loans	[5]			450,000	450,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[5]	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[5]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member]
Short-Term Debt [Line Items]
Total bank loans	[6]			750,000	750,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[6]	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[6]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member]
Short-Term Debt [Line Items]
Total bank loans	[7]			3,600,000	3,600,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[7]	Mar. 21, 2024	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[7]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member]
Short-Term Debt [Line Items]
Total bank loans	[8]			5,000,000	5,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[8]	Mar. 21, 2024	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[8]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Eight [Member]
Short-Term Debt [Line Items]
Total bank loans	[9]			4,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Eight [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[9]	Nov. 11, 2025	Nov. 11, 2025
Jiangsu Suzhou Rural Commercial Bank Co Ltd Eight [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[9]	Oct. 20, 2027	Oct. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Nine [Member]
Short-Term Debt [Line Items]
Total bank loans	[10]			1,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Nine [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[10]	Nov. 17, 2025	Nov. 17, 2025
Jiangsu Suzhou Rural Commercial Bank Co Ltd Nine [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[10]	Oct. 20, 2027	Oct. 20, 2027
Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Total bank loans	[11]			10,000,000	10,000,000
Jiangyin Rural Commercial Bank [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[11]	Mar. 03, 2025	Mar. 03, 2025
Jiangyin Rural Commercial Bank [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[11]	Feb. 24, 2027	Feb. 24, 2027
China Merchants Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Total bank loans	[12]				2,700,000
China Merchants Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[12]	Jun. 10, 2025	Jun. 10, 2025
China Merchants Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[12]	Aug. 21, 2025	Aug. 21, 2025
Jiangsu Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Total bank loans	[13]			3,000,000	3,000,000
Jiangsu Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[13]	May 29, 2025	May 29, 2025
Jiangsu Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[13]	May 27, 2027	May 27, 2027
Jiangsu Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Total bank loans	[14]				1,000,000
Jiangsu Bank Co Ltd One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[14]	Jun. 11, 2025	Jun. 11, 2025
Jiangsu Bank Co Ltd One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[14]	Jun. 10, 2026	Jun. 10, 2026
Jiangsu Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Total bank loans	[15]				4,000,000
Jiangsu Bank Co Ltd Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[15]	Jun. 11, 2025	Jun. 11, 2025
Jiangsu Bank Co Ltd Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[15]	Jun. 10, 2026	Jun. 10, 2026
China Merchants Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Total bank loans	[16]			2,700,000
China Merchants Bank Co Ltd One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[16]	Nov. 20, 2025	Nov. 20, 2025
China Merchants Bank Co Ltd One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[16]	Sep. 28, 2026	Sep. 28, 2026
Jiangsu Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Total bank loans	[17]			1,000,000	1,000,000
Jiangsu Bank Co Ltd Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[17]	Jun. 10, 2026	Jun. 10, 2026
Jiangsu Bank Co Ltd Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[17]	Jun. 09, 2027	Jun. 09, 2027
Jiangsu Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Total bank loans	[18]			4,000,000	4,000,000
Jiangsu Bank Co Ltd Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[18]	Jun. 10, 2026	Jun. 10, 2026
Jiangsu Bank Co Ltd Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[18]	Jun. 09, 2027	Jun. 09, 2027
Jiangyin Rural Commercial Bank Three [Member]
Short-Term Debt [Line Items]
Total bank loans	[19]			10,000,000	10,000,000
Jiangyin Rural Commercial Bank Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[19]	Mar. 03, 2025	Mar. 03, 2025
Jiangyin Rural Commercial Bank Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[19]	Feb. 25, 2027	Feb. 25, 2027
Jiangyin Rural Commercial Bank Four [Member]
Short-Term Debt [Line Items]
Total bank loans	[20]			18,000,000	18,000,000
Jiangyin Rural Commercial Bank Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[20]	May 06, 2025	May 06, 2025
Jiangyin Rural Commercial Bank Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[20]	Apr. 21, 2027	Apr. 21, 2027
Jiangyin Rural Commercial Bank Five [Member]
Short-Term Debt [Line Items]
Total bank loans	[21]			¥ 5,000,000
Jiangyin Rural Commercial Bank Five [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[21]	Feb. 25, 2026	Feb. 25, 2026
Jiangyin Rural Commercial Bank Five [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[21]	Feb. 24, 2027	Feb. 24, 2027

[1]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB1.45 million ($212,894) on March 18, 2024 with interest at 3.5%. The loan matures on March 18, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[2]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($ 807,529) on March 19, 2024 with interest at 3.5%. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[3]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ( $308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($770,823) on March 19, 2024 with interest at 3.5%. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[4]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5 million ($734,117) on March 20, 2024 with interest at 3.8%. The loan was repaid in full on July 1, 2025.
[5]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($66,071) on March 21, 2024 with interest at 3.8%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[6]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 0.75 million ($110,118) on March 21, 2024 with interest at 3.8%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[7]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($528,565) on March 21, 2024 with interest at 3.5%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[8]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($308,329) and RMB27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 5 million ($734,117) on March 21, 2024 with interest at 3.5%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[9]	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 4 million ($587,294) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd with an interest rate of 2.8% and a maturity date of November 11, 2026. The purpose of the loan is to pay for goods, and the loan was guaranteed by Mr. Feng Huang. On October 26,2026, Suzhou Deji entered into a non-principal repayment loan renewal agreement with Jiangsu Suzhou Rural Commercial Bank Co., Ltd, and the renewed loan matures on October 20, 2027.
[10]	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 1 million ($146,823) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd with an interest rate of 2.8% and a maturity date of November 17, 2026. The purpose of the loan is to pay for goods, and the loan was guaranteed by Mr. Feng Huang. On October 26,2026, Suzhou Deji entered into a non-principal repayment loan renewal agreement with Jiangsu Suzhou Rural Commercial Bank Co., Ltd, and the renewed loan matures on October 20, 2027.
[11]	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65% and a maturity date of March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 25,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan matures on February 24, 2027, with a newly interest rate of 3.5%.
[12]	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($396,423) from China Merchants Bank Co., Ltd. with an interest rate of 4.48% and a maturity date of June 10, 2026. The loan was fully repaid August 21, 2025.
[13]	On May 29, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 3 million ($440,470) from Jiangsu Bank Co., Ltd., with an interest rate of 3.50% and a maturity date of May 28, 2026. The loan was collateralized by real estate, land use rights and patents. On May 14,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangsu Bank Co., Ltd., and the renewed loan matures on May 27, 2027.
[14]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 1 million ($ 146,823) from Jiangsu Bank Co., Ltd., with an interest rate of 3.10% and a maturity date of June 10, 2026. The loan was collateralized by real estate, land use rights and patents. The loan was fully repaid on June 10, 2026.
[15]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 4 million ($ 587,294) from Jiangsu Bank Co., Ltd. with an interest rate of 3.10% and a maturity date of June 10, 2026. The loan was guaranteed by Mr. Feng Huang and collateralized by real estate and land use rights. The loan was fully repaid on June 10, 2026.
[16]	On November 20, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($396,423) from China Merchants Bank Co., Ltd. with an interest rate of 4.48% and a maturity date of September 28, 2026. The loan was fully repaid on September 21, 2026.
[17]	On June 10, 2026, Li Bang Kitchen Appliance obtained a working capital loan of RMB 1 million ($ 146,823) from Jiangsu Bank Co., Ltd., with an interest rate of 2.90% and a maturity date of June 9, 2027. The loan was collateralized by real estate, land use rights and patents. The principal is repayable in a single lump sum upon maturity.
[18]	On June 10, 2026, Li Bang Kitchen Appliance obtained a working capital loan of RMB 4 million ($ 587,294) from Jiangsu Bank Co., Ltd., with an interest rate of 2.90% and a maturity date of June 9, 2027. The loan was guaranteed by Mr. Feng Huang and collateralized by real estate and land use rights. The principal is repayable in a single lump sum upon maturity.
[19]	On March 3, 2025, Wuxi Libang obtained a working capital loan of RMB 10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65%, and due on March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 26,2026, Wuxi Libang entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan will mature on February 25, 2027, with a newly interest rate of 3.50%.
[20]	On May 6, 2025, Wuxi Libang obtained a working capital loan of RMB 18 million ($2,642,823) from Jiangyin Rural Commercial Bank with an interest rate of 3.65%, and due on May 5, 2026. The loan is collateralized under maximum-amount mortgage agreement with Jiangsu Rural Commercial Bank, supported by Mr. Feng Huang guarantee. On April 22,2026, Wuxi Libang entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan will mature on April 21, 2027, with a newly interest rate of 3.50%.
[21]	On February 25, 2026, Wuxi Li Bang entered into a credit facility of RMB 5 million ($734,117) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with an interest rate of 3.50% and a term of one year, Wuxi Li Bang drew down RMB 5 million ($734,117) on March 2, 2026.